PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Commitments in relation to associates	$ 520,000,000	$ 480,000,000
Commitments in relation to joint ventures	1,550,000,000	1,386,000,000
Provision of guarantees or collateral to entity, third party transactions	266,000,000	131,000,000
Property, plant and equipment, pledged as security	282,000,000	256,000,000
South Africa | Asset-Based Revolving Credit Facility | Operating Subsidiaries
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility	299,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility	169,000,000
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	13,000,000	11,000,000
Other sureties, first demand guarantees, letters of credit, pledges and other collateral	419,000,000	0
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	1,022,000,000	1,028,000,000
Other sureties, first demand guarantees, letters of credit, pledges and other collateral	164,000,000	114,000,000
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	1,481,000,000	1,314,000,000
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	406,000,000	463,000,000
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	$ 382,000,000	$ 403,000,000